INVESTMENTS	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
INVESTMENTS	INVESTMENTS
12.1 – Investments

	As of December 31,
	2024	2023
Current
Mutual funds (1)	13,992	13,570
Commercial Papers (2)	—	2,500
TOTAL	13,992	16,070

(1)Measured at fair value through profit or loss.
(2)Measured at fair value through other comprehensive income.

	As of December 31,
	2024	2023
Non current
Contribution to funds (3)	2,212	1,833
TOTAL	2,212	1,833

(3)On November 30, 2020, the Company signed a contribution agreement with Vistra ITCL and Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 2,000. On December 29, 2023, the Company signed a new contribution agreement with Pentathlon Ventures LLP, through which the Company committed to invest an aggregate amount approximately 1,950. As of December 31, 2024 and 2023, the Company has invested 2,212 and 1,833, respectively.

12.2 – Investments in associates

Because Energy Corp investment

During 2022 the Company paid an aggregate consideration of 500 in exchange for a 20% equity interest in Because Energy Corp. and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Because Energy Corp., given that the Company participates and has influence in the board of director, the approval of budget and business plan, among other decisions.

As of December 31, 2024, the Company has a 20% of interest in Because Energy Corp.

As of December 31, 2024 and 2023 the amount recognized was 612 and 560, respectively.

For the years ended December 31, 2024 and 2023, the Company share on the profit or loss for the investment in Because Energy Corp. was a gain of 52 and 55, respectively.

Genexus Japan investment

Through the acquisition of Genexus on April 20, 2022, the Company acquired a 28% interest in Genexus Japan.
As of December 31, 2024, the Company had a 28% of interest in Genexus Japan and accounted for this investment using the equity method considering that the Company has significant influence over the operating and governance decisions of Genexus Japan, as the participation in the board of director, the approval of budget and business plan, among other decisions.

As of December 31, 2024 and 2023 the amount recognized was 1,036 and 866, respectively.

For the years ended December 31, 2024 and 2023, the Company share on the profit or loss for the investment in Genexus Japan was a gain of 170 and 34, respectively.